Financial instruments (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trade receivables	$ 135,497	$ 287,155
Allowance for doubtful accounts	0	0
Accounts Receivable, Net, Current	$ 135,497	$ 287,155